RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
The following table reflects the related party agreements and transactions in the consolidated statements of income, for the period ended:
The following table reflects the related party agreements and transactions in the interim consolidated statements of income:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
Revenues
Power purchase and revenue agreements	$209	$134	$368	$274
Wind levelization agreement	—	3	1	4
	$209	$137	$369	$278
Direct operating costs
Energy purchases	$(2)	$(3)	$(5)	$(5)
Energy marketing fee	(6)	(6)	(12)	(12)
Insurance services(1)	(7)	(7)	(14)	(13)
	$(15)	$(16)	$(31)	$(30)
Interest expense - borrowings	$—	$(3)	$(3)	$(5)
Management service costs	$(23)	$(21)	$(44)	$(42)

(1)
Insurance services are paid to a subsidiary of Brookfield Asset Management that brokers external insurance providers on behalf of Brookfield Renewable. The fees paid to the subsidiary of Brookfield Asset Management for the three and six months ended June 30, 2019 were less than $1 million (2018: less than $1 million)